Dividends (Tables)	12 Months Ended
Sep. 30, 2019
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 80 cents per share (2018: 94 cents, 2017: 94 cents) all fully franked at 30%	2,791	3,227	3,186	2,792	3,229
Total dividends not recognised at year end	2,791	3,227	3,186	2,792	3,229